Basis of presentation	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

2. Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America applicable to exploration stage enterprises. The consolidated financial statements are expressed in U.S. dollars, the Company and subsidiary Silver Valley Metals Corp.’s functional currency.